Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.	Acquisitions

2021 acquisitions:

On November 1, 2021, the Company acquired control in Bergmann Associates, Architects, Engineers, Landscape Architects & Surveyors, D.P.C. (“Bergmann”) via an option to purchase and / or transfer 100% of the outstanding shares in Bergmann to Colliers designees for nominal value at any time. Headquartered in Rochester, New York, Bergmann provides engineering, architecture, and design services to the U.S. Northeast, Midwest, and Mid-Atlantic regions.

During the year ended December 31, 2021, the Company also acquired a 100% interest in one business operating in the Americas (Miami, Florida).

These acquisitions were completed to add scale to the Company’s engineering and design services and expand its geographic presence. These acquisitions were accounted for by the acquisition method of accounting for business combinations and accordingly, the consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their closing dates.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$38,215
Non-current assets	18,958

Current liabilities	$20,006
Long-term liabilities	18,106
$19,061

Cash consideration, net of cash acquired of $3,322	$60,832
Acquisition date fair value of contingent consideration	1,850
Total purchase consideration	$62,682

Acquired intangible assets (note 10)	$21,130
Goodwill (note 11)	$22,491

The Bergmann acquisition represents $56,932 of the total purchase consideration above.

2020 acquisitions:

The Company acquired controlling interests two Colliers International affiliates operating in the Americas segment (Austin, Texas and Nashville, Tennessee), Colliers Mortgage, headquartered in Minneapolis, and Colliers Engineering & Design, headquartered in New Jersey.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

		Colliers
	Colliers	Engineering &		Aggregate
	Mortgage	Design	Other	Acquisitions

Current assets, excluding cash	$46,510	$57,533	$2,800	$106,843
Warehouse receivables	31,282	-	-	31,282
Non-current assets	9,021	37,516	3,449	49,986

Current liabilities	55,881	32,582	3,156	91,619
Warehouse credit facilities	25,850	-	-	25,850
Long-term liabilities	6,266	54,739	2,951	63,956
	$(1,184)	$7,728	$142	$6,686

Cash consideration, net of cash acquired of $50,331	$134,204	$59,355	$12,049	$205,608
Acquisition date fair value of contingent consideration	9,250	12,204	2,263	23,717
Total purchase consideration	$143,454	$71,559	$14,312	$229,325

Acquired intangible assets (note 10)
Indefinite life	$29,200	$-	$-	$29,200
Finite life	$105,150	$51,100	$11,430	$167,680
Goodwill (note 11)	$53,530	$56,838	$7,616	$117,984
Redeemable non-controlling interest (note 17)	$43,242	$44,107	$4,876	$92,225

Indefinite life intangible assets consist mainly of the mortgage licenses acquired. Finite life intangibles included $99,900 of MSR intangible assets.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended December 31, 2021, goodwill in the amount of $2,678 is deductible for income tax purposes (2020 - $61,416).

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to five-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at December 31, 2021, was $154,671 ( December 31, 2020 - $115,643). See note 24 for discussion on the fair value of contingent consideration. Contingent consideration with a compensatory element is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at December 31, 2021, was $5,070 ( December 31, 2020 - $17,646). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $177,646 to a maximum of $191,647. These contingencies will expire during the period extending to June 2026.

The consideration for the acquisitions during the year ended December 31, 2021, was financed from borrowings on the Revolving Credit Facility and cash on hand. During the year ended December 31, 2021, $23,293 was paid with reference to contingent consideration (2020 - $29,405).

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2021, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2020, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2021	$23,132	$198
Supplemental pro forma for 2021 (unaudited)	4,153,379	(236,934)
Supplemental pro forma for 2020 (unaudited)	3,010,244	105,783

Supplemental pro forma results were adjusted for non-recurring items.